INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Balance on beginning year	$ 16,139
Balance on end of year	15,207	$ 16,139
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance on beginning year	17,448	17,448
Additions	0	0
Balance on end of year	17,448	17,448
Cost [Member] | Pipeline Products [Member]
Disclosure of detailed information about intangible assets [line items]
Balance on beginning year	7,028	7,028
Additions	0	0
Balance on end of year	7,028	7,028
Cost [Member] | Potential Products [Member]
Disclosure of detailed information about intangible assets [line items]
Balance on beginning year	4,920	4,920
Additions	0	0
Balance on end of year	4,920	4,920
Cost [Member] | Microorganisms Collection [Member]
Disclosure of detailed information about intangible assets [line items]
Balance on beginning year	5,500	5,500
Additions	0	0
Balance on end of year	5,500	5,500
Accumulated depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Balance on beginning year	(1,309)	(374)
Additions	932	935
Balance on end of year	(2,241)	(1,309)
Amortized cost on end of year	15,207	16,139
Accumulated depreciation [Member] | Pipeline Products [Member]
Disclosure of detailed information about intangible assets [line items]
Balance on beginning year	(567)	(162)
Additions	404	405
Balance on end of year	(971)	(567)
Amortized cost on end of year	6,057	6,461
Accumulated depreciation [Member] | Potential Products [Member]
Disclosure of detailed information about intangible assets [line items]
Balance on beginning year	(356)	(102)
Additions	253	254
Balance on end of year	(609)	(356)
Amortized cost on end of year	4,311	4,564
Accumulated depreciation [Member] | Microorganisms Collection [Member]
Disclosure of detailed information about intangible assets [line items]
Balance on beginning year	(386)	(110)
Additions	275	276
Balance on end of year	(661)	(386)
Amortized cost on end of year	$ 4,839	$ 5,114